July 2, 2008

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Re:	Dreyfus BASIC U.S. Government Money Market Fund
Registration Statement File Nos. 811-6606; 33-46503
CIK No. 885408

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, Post-Effective Amendment No. 19, electronically filed with the Securities and Exchange Commission on June 26, 2008, pursuant to Rule 485(b).

Very truly yours,

/s/ Alice S. Quinn
Alice S. Quinn